12. Capital Stock (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Jul. 11, 2014	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock issued for services, value							$ 277,271	$ 277,271
Gain (Loss) on extinguishment of debt							0	(45,933)
Goodwill	$ 3,749,963	$ 0				$ 3,749,963	2,092,048	0
Proceeds from issuance of stock							$ 0	40,000
Stock issued for conversion of debt, shares issued	424,005,644						824,162,204
Stock issued for conversion of debt, amount converted							$ 748,571
Stock issued for conversion of debt, interest converted							251,733
Accrued expenses		245,446						245,446
Stock issued new, value								$ 10,000
Consulting Fees [Member]
Stock issued for services, shares								60,000
Stock issued for services, value								$ 15,000
Gain (Loss) on extinguishment of debt								$ 3,210
Related Party [Member]
Stock issued for services, shares								906,907
Stock issued for services, value								$ 72,462
Refreshment Concept LLC [Member]
Gain (Loss) on extinguishment of debt								(80,420)
Repicci's Franchise Group [Member]
Gain (Loss) on extinguishment of debt								(6,943)
Chief Operating Officer [Member]
Accrued expenses		$ 135,600					$ 135,600	135,600
Third-party consultant [Member]
Stock issued, shares issued							3,886,930
Stock issued new, value							$ 86,751
Cancellation of common stock							1,000,000
Former officer [Member]
Stock issued for settlement of liabilities, Shares							3,428,571
Stock issued for settlement of liabilities, Value							$ 240,000
Related Party [Member]
Stock issued for compensation, shares		906,907
Stock issued for compensation, value		$ 90,691
Legal Services [Member]
Stock issued for compensation, shares		100,000
Stock issued for compensation, value		$ 11,450
Edge View Properties [Member]
Stock issued for acquisition, shares issued					241,199
FDR Enterprises [Member]
Goodwill		932,529						$ 932,529
Note Holder 2[Member]
Stock issued for conversion of debt, shares issued				200,000
Stock issued for conversion of debt, amount converted				$ 6,000
Note Holder [Member]
Stock issued for conversion of debt, shares issued				777,400
Stock issued for conversion of debt, amount converted				$ 1,785
One Investor [Member]
Stock issued, shares issued				100,000
Proceeds from issuance of preferred stock				$ 10,000
One consultant [Member]
Stock issued for services, shares								800,000
Stock issued for services, value								$ 101,825
Accrued expenses		$ 43,075						43,075
Prior Owner of Refreshment Concepts [Member]
Gain (Loss) on extinguishment of debt								$ 80,420
Stock issued for conversion of debt, shares issued								2,010,490
Stock issued for conversion of debt, amount converted								$ 402,098
Prior Owner of Repicci's Group [Member]
Gain (Loss) on extinguishment of debt								$ (6,943)
Stock issued for conversion of debt, shares issued								173,585
Stock issued for conversion of debt, amount converted								$ 34,717
Series I Preferred Stock [Member]
Preferred stock converted, shares converted		564,538					203,655
Preferred stock converted, common shares issued		626,220					305,483
Preferred shares, authorized	20,000,000	20,000,000				20,000,000	20,000,000	20,000,000
Preferred shares, issued	195,000,000	203,655				195,000,000	0	203,655
Preferred stock, outstanding	195,000,000	203,655				195,000,000	0	203,655
Series I Preferred Stock [Member] | Officer [Member]
Stock issued, shares issued						250,000,000
Series I Preferred Stock [Member] | Repicci's Group [Member]
Stock issued, shares issued		83,334		29,412				90,909
Proceeds from issuance of preferred stock		$ 10,000		$ 10,000				$ 10,000
Series C Preferred Stock [Member]
Preferred stock converted, shares converted				1
Preferred stock converted, common shares issued				100,000
Preferred shares, authorized	10,000	10,000				10,000	10,000	10,000
Preferred shares, issued	119	117				119	119	117
Preferred stock, outstanding	119	117				119	119	117
Series C Preferred Stock [Member] | EdgeviewProperties
Stock issued for services, shares							2
Stock issued for services, value							$ 720
Preferred Stock Series B [Member]
Preferred stock converted, shares converted		20,999	193,904	1,406,829			33,999	6,000
Preferred stock converted, common shares issued		104,995	969,520	7,034,145			169,995	30,000
Preferred shares, authorized	10,000,000	10,000,000				10,000,000	10,000,000	10,000,000
Preferred shares, issued	2,773,206	2,798,205				2,773,206	2,773,206	2,798,205
Preferred stock, outstanding	2,773,206	2,798,205				2,773,206	2,773,206	2,798,205
Preferred Stock Series B [Member] | Legal Services [Member]
Stock issued for services, shares								24,000
Stock issued for services, value								$ 60,000
Gain (Loss) on extinguishment of debt								$ 38,220
Series F-1 Preferred Stock [Member]
Preferred stock converted, shares converted		41,318	42,640	31,997
Preferred stock converted, common shares issued		206,600	213,200	159,985
Preferred shares, authorized	500,000	500,000				500,000	500,000	500,000
Preferred shares, issued	57,193	57,193				57,193	57,193	57,193
Preferred stock, outstanding	57,193	57,193				57,193	57,193	57,193
Series H Preferred Stock [Member]
Preferred stock converted, shares converted							4,859,469
Preferred stock converted, common shares issued							6,074,223
Stock issued, shares issued				4,859,379
Preferred shares, authorized	4,859,379	4,859,379				4,859,379	4,859,379	4,859,379
Preferred shares, issued	0	4,859,379				0	0	4,859,379
Preferred stock, outstanding	0	4,859,379				0	0	4,859,379
Series K Preferred Stock [Member]
Preferred shares, authorized	10,937,500	10,937,500				10,937,500	10,937,500	10,937,500
Preferred shares, issued	8,200,562	0				8,200,562	8,200,562	0
Preferred stock, outstanding	8,200,562	0				8,200,562	8,200,562	0
Series K Preferred Stock [Member] | ACF [Member]
Stock issued, shares issued								9,607,840
Series K Preferred Stock [Member] | Red Rock Travel Group [Member]
Stock issued, shares issued							8,200,562
Stock issued new, value							$ 175,000
Series F Preferred Stock [Member]
Preferred stock converted, shares converted								10,000
Preferred stock converted, common shares issued								50,000
Preferred shares, authorized	500,000	500,000				500,000	500,000	500,000
Preferred shares, issued	280,069	280,069				280,069	280,069	280,069
Preferred stock, outstanding	280,069	280,069				280,069	280,069	280,069
Series A Preferred Stock [Member]
Preferred shares, authorized	4	4				4	4	4
Preferred shares, issued	1	1				1	1	1
Preferred stock, outstanding	1	1				1	1	1
Blank Check Preferred Stock [Member]
Preferred shares, authorized		100,000,000						100,000,000
Preferred stock, outstanding		91,160,181						91,160,181
Blank Check Preferred Stock [Member] | Designations, Rights & Priveleges [Member]
Preferred shares, issued		46,132,277						46,132,277
Series D Preferred Stock [Member]
Preferred shares, authorized	1,000,000	1,000,000				1,000,000	1,000,000	1,000,000
Preferred shares, issued	400,000	400,000				400,000	400,000	400,000
Preferred stock, outstanding	400,000	400,000				400,000	400,000	400,000
Series E Preferred Stock [Member]
Preferred shares, authorized	2,000,000	2,000,000				2,000,000	2,000,000	2,000,000
Preferred shares, issued	241,199	241,199				241,199	241,199	241,199
Preferred stock, outstanding	241,199	241,199				241,199	241,199	241,199
Series K1 Preferred Stock [Member]
Preferred shares, authorized	35,000,000	35,000,000				35,000,000	35,000,000	35,000,000
Preferred shares, issued	1,447,157	0				1,447,157	1,447,157	0
Preferred stock, outstanding	1,447,157	0				1,447,157	1,447,157	0
Stock issued for settlement of note payable, Shares							1,447,457
Stock issued for settlement of note payable, Value							$ 100,000
Series G Preferred Stock [Member]
Preferred shares, authorized	2,000,000	2,000,000				2,000,000	2,000,000	2,000,000
Preferred shares, issued	18,571,428	0				18,571,428	0	0
Preferred stock, outstanding	18,571,428	0				18,571,428	0	0
Series J1 Preferred Stock [Member]
Preferred shares, authorized	7,500,000	7,500,000				7,500,000	7,500,000	7,500,000
Preferred shares, issued	0	0				0	0	0
Preferred stock, outstanding	0	0				0	0	0
Series J Preferred Stock [Member]
Preferred shares, authorized	10,000,000	10,000,000				10,000,000	10,000,000	10,000,000
Preferred shares, issued	0	0				0	0	0
Preferred stock, outstanding	0	0				0	0	0
Series H-1 Preferred Stock [Member]
Preferred shares, authorized	3,000,000	3,000,000				3,000,000	3,000,000	3,000,000
Preferred shares, issued	0	0				0	0	0
Preferred stock, outstanding	0	0				0	0	0
Series L Preferred Stock [Member]
Preferred shares, authorized	100,000,000	100,000,000				100,000,000	100,000,000	100,000,000
Preferred shares, issued	98,307,692					98,307,692	98,307,692
Preferred stock, outstanding	98,307,692					98,307,692	98,307,692
Series L Preferred Stock [Member] | Platinum Tax Defenders [Member]
Stock issued, shares issued							98,307,692
Stock issued new, value							$ 1,278,000